SUPPLEMENT
                              DATED JANUARY 2, 2002
                       TO THE PROSPECTUS DATED MAY 1, 2001
                                       OF
                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================


         The combined Prospectus, dated May 1, 2001, for the above referenced funds, as revised to date (the "Prospectus") is hereby revised as follows:

     WPG LARGE CAP GROWTH FUND

         C. Lennis Koontz, II, CFA, has been appointed as the new portfolio manager to WPG Large Cap Growth Fund. Mr. Koontz, a Managing Director of Weiss, Peck & Greer, L.L.C. ("WPG"), joined WPG in 2000. Prior thereto, Mr. Koontz was a Managing Director and partner at Capital Management Associates where he was the co-portfolio manager and co-Chief Investment Officer for a $600 million equity portfolio.

         References to the portfolio manager of the WPG Large Cap Growth Fund in the section titled "Management" on page 20 of the Prospectus are hereby replaced accordingly.


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                                   SUPPLEMENT
                              DATED JANUARY 2, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001
                                       OF
                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================

         The combined Statement of Additional Information, dated May 1, 2001, for the above referenced funds, as revised to date (the "SAI") is hereby revised as follows:

     WPG LARGE CAP GROWTH FUND

         C. Lennis Koontz, II, CFA, has been appointed as the new portfolio manager to WPG Large Cap Growth Fund. Mr. Koontz, a Managing Director of Weiss, Peck & Greer, L.L.C. ("WPG"), joined WPG in 2000. Prior thereto, Mr. Koontz was a Managing Director and partner at Capital Management Associates where he was the co-portfolio manager and co-Chief Investment Officer for a $600 million equity portfolio.

         All references to the portfolio manager of the WPG Large Cap Growth Fund in the SAI are hereby replaced accordingly.



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